Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%
Uncertain tax position	$ 0
Interest and penalties accrued	$ 0	$ 0
Effective income tax rate reconciliation, non-deductible interest expense			$ 31,100,000	$ 16,700,000
Operating loss carryforwards			725,800,000	636,000,000	$ 295,100,000
Operating loss carryforwards expiration year					2033
Deferred tax assets operating loss carryforwards and valuation allowance			$ 163,200,000	$ 144,600,000